Disclosures on Financial Instruments - Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (48,928.1)	₨ (32,761.0)	$ (707.5)
Nominal amounts				£ 17,281.0	£ 21,177.0
Carrying value	(69,148.8)	(111,756.7)	(999.9)
Nominal amounts				736.0	1,207.0
Derivative financial instruments [Member]
Interest rate swaps linked to LIBOR
Financial instruments designated in hedge relationship	(49,829.6)	(35,437.3)	(720.5)
Debt instrument [Member]
Interest rate swaps linked to LIBOR
Financial instruments designated in hedge relationship	(69,148.8)	(111,756.7)	(999.9)
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value			(4.7)	(325.8)	(2,676.3)
Nominal amounts				825.6	379.6
Carrying value	(118,076.9)	(144,517.7)	(1,707.4)
Nominal amounts				18,017.0	22,384.0
Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value			(4.7)	(325.8)	(2,676.3)
Nominal amounts				825.6	379.6
Later than five years [Member] | Interest Rate Swap Linked To LIBOR [member]
Interest rate swaps linked to LIBOR
>5 years | $			237.5
>5 years	₨ (575.7)		(8.3)
>5 years	2.86%
U.S. dollar [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (16,706.2)	₨ (16,426.7)	(241.6)
Average strike rate	0.6756	0.6483
Nominal amounts				£ 1,584.0	£ 2,257.0
Carrying value	₨ (69,148.8)	₨ (46,142.3)	$ (999.9)
Average strike rate	0.7358	0.6727	0.7358	0.7358	0.6727
Nominal amounts				£ 736.0	£ 471.0
U.S. dollar [Member] | Between 1-5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (10,318.2)	₨ (5,075.7)	$ (149.2)
Average strike rate	0.6989	0.6771
Nominal amounts				1,945.0	£ 2,988.0
Carrying value | ₨		₨ (65,614.4)
Average strike rate		0.7358			0.7358
Nominal amounts					£ 736.0
U.S. dollar [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value			14.5	1,004.7	(2,676.3)
Average strike rate	759,200	759,200
Nominal amounts				379.6	379.6
Chinese Renminbi [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (13,848.1)	₨ (27,685.4)	(200.2)
Average strike rate	0.1054	0.1018
Nominal amounts				2,132.0	2,984.0
Chinese Renminbi [Member] | Between 1-5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (3,892.0)	₨ (7,659.6)	(56.3)
Average strike rate	0.1075	0.1051
Nominal amounts				1,299.0	2,582.0
Euro [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ 1,267.1	₨ 12,919.8	18.3
Average strike rate	0.8823	0.8521
Nominal amounts				3,609.0	2,568.0
Euro [Member] | Between 1-5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ (6,607.3)	₨ 13,196.7	(95.5)
Average strike rate	0.9192	0.8994
Nominal amounts				4,030.0	4,490.0
Euro [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value			(19.2)	(1,330.5)
Average strike rate	891,200
Nominal amounts				446.0
Other currencies [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ 181.0	₨ (5,721.6)	2.6
Average strike rate	0.0024	0.0020
Nominal amounts				1,800.0	1,748.0
Other currencies [Member] | Between 1-5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	₨ 995.6	₨ 3,691.4	$ 14.4
Average strike rate	0.0044	0.0033
Nominal amounts				£ 882.0	£ 1,560.0